Shareholders’ Deficit (Details) - Schedule of shares of Class A common stock for issuance - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Shares of Class A Common Stock For Issuance [Abstract]
Indemnification reserve: Upon the expiration of the indemnification period of two years as described in the Business Combination Agreement, subject the payments of indemnity claims, if any, the Company will issue up to 750,000 Common shares to former Onyx shareholders	750,000	750,000	750,000
EIP reserve: Shares reserved for future issuance under the stockholder approved Parts iD, Inc. 2020 Equity Incentive Plan	3,212,078	3,212,078	4,112,248
ESPP reserve: Shares reserved for future issuance under the stockholder approved Parts iD, Inc. 2020 Employee Stock	2,043,582	2,043,582	2,043,582
Total shares reserved for future issuance	6,005,660	6,005,660	6,905,830